BORROWINGS - Schedule of Movements of Borrowings (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Issuance of corporate bonds	$ 142,486,878	$ 0	$ 0
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	64,680,498
New borrowings and financing	69,468,936
Accrued interest	61,852,712
Effects of foreign exchange rate variation	97,363,920
Gain on net monetary position	(123,246,800)
Interest payments	(54,374,304)
Principal payments	(110,861,564)
Ending balance	$ 147,370,276	$ 64,680,498